Vessels and Other Fixed Assets, Net	12 Months Ended
Dec. 31, 2012
Vessels and Other Fixed Assets, Net [Abstract]
Vessels and Other Fixed Assets, Net

5.            Vessels and Other Fixed Assets, Net:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	2011	2012
Cost
Vessels	$876.778	$772.981
Other fixed assets	587	679
Impairment charge	(62.020)	(303.219)
Total cost	815.345	470.441
Accumulated depreciation	(176.813)	(179.234)
Vessels and other fixed assets, net	$638.532	$291.207

Vessel acquired / disposed during the year ended December 31, 2010

On January 18, 2010, the Company entered into a Memorandum of Agreement for the sale of Star Beta to a third party for a contracted sale’s price of $22,000. At that date Star Beta was classified as asset held for sale and was recorded at the lower of its carrying amount or fair value less cost to sell. The resulting impairment loss of $34,947 for the year ended December 31, 2010, is included under "Vessel impairment loss" in the accompanying consolidated statements of operations. The vessel was delivered to its new owners on July 7, 2010.

Vessels acquired / disposed during the year ended December 31, 2011

On May 12, 2011, the Company entered into an agreement with Donatus Marine Inc, or Donatus Marine, a Marshall Islands company minority owned by family members of the Company's Chairman, Mr. Petros Pappas, to acquire a 1996-built Capesize vessel, Star Big, ex- Big Fish along with its long-term time charter, for an aggregate purchase price of $27,800. Star Big is under a long-term time charter with a multinational mining company at a rate of $25.0 per day until November 2015. The vessel was delivered to the Company on July 25, 2011, on the same day the vessel underwent its scheduled dry-docking. The Company capitalized the related dry docking expense, which amounted to $1,780 plus an amount of $41, as other capitalized expenses, related to the acquisition of the vessel.

On the same date, the Company also entered into an agreement with Barrington Corporation, a Marshall Islands company minority owned by family members of the Company's Chairman, Mr. Petros Pappas, to acquire a 1994-built Capesize vessel, Star Mega, ex- Megalodon along with its long-term time charter, for an aggregate purchase price of $23,700. Star Mega is under a long-term time charter with a multinational mining company at a rate of $24.5 per day until August 2014. The vessel was delivered to the Company on August 16, 2011. The Company capitalized an amount of $160 as other capitalized expenses, related to the acquisition of the vessel.

On March 24 and April 6, 2010, the Company signed two contracts with the shipbuilder Hanjin HHIC-Phil Inc. to build two Capesize vessels at a price of $106,880 in aggregate. On September 9, 2011 and November 14, 2011 the Company took delivery from the shipyard of vessels, Star Borealis and Star Polaris, respectively.For the year ended December 31, 2011, capitalized interest in connection to the respective vessels amounted to $1,901.

No vessel disposals took place during the year ended December, 31, 2011.

Vessel acquired / disposed during the year ended December 31, 2012

On February 22, 2012, the Company entered into an agreement with a third party in order to sell vessel Star Ypsilon together with a quantity of 667 metric tons of fuel oil, for a contracted price of $9,126 less address commission of 3% and brokerage commission of 2%. The vessel was delivered to its purchasers on March 9, 2012. The net carrying amount of Star Ypsilon as of the date of its delivery was $11,152 and the resulting loss of $3,190 is included under “Loss on sale of vessel” in the accompanying consolidated statements of operations.

No vessel acquisitions took placeduring the year ended December, 31, 2012.

As of December 31, 2011 and September 30, 2012, the Company reviewed the carrying amount in connection with the estimated recoverable amount for each of its vessels. The review as of December 31, 2011, indicated that such carrying amount was not recoverable for two of the Company's vessels; Star Ypsilon and Star Sigma and as of September 30, 2012, indicated that such carrying amount was not recoverable for the Company’s eight Supramax vessels and one of the Company’s oldest Capesize vessel Star Sigma. As of December 31, 2012, no indications existed that the Company should perform any further impairment tests. The Company recognized an impairment loss of $62,020 and $303,219 for the years ended December 31, 2011 and 2012, respectively, which is included under "Vessel impairment loss" in the consolidated statements of operations (Note 18).